Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure
Loans And Credit Facilities Amounts Outstanding
Borrower(s)	Lenders	2013	2012
(a) Pegasus	Royal Bank of Scotland	$ —	$ —
Pegasus	Credit Suisse AG	—	139,500
(b) Lance	Royal Bank of Scotland	—	153,590
(c) Seacrown	Royal Bank of Scotland	—	87,625
(d) Pegasus-Lance-Seacrown	Credit Suisse AG	214,085	—
Total		$ 214,085	$ 380,715
Less current portion		$ —	$ 380,715
Long-term portion		$ 214,085	$ —

Minimum Annual Principal Payments
Year ending December 31,	Amount
2014	$ -
2015	-
2016	11,960
2017	202,125
2018 and thereafter	-
$ 214,085